Schedule II Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Millions	3 Months Ended								6 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Jun. 30, 2018	Mar. 31, 2018		Sep. 30, 2017	Mar. 31, 2017		Jun. 30, 2018		Jun. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to Holdings	$ 443		$ (261)	$ (337)		$ (106)	$ 184		$ (598)		$ (524)		$ (155)		$ (630)		$ (1,257)		$ (1,649)		$ (650)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net													(139)		253		127		(128)		(159)
Net cash provided by (used in) operating activities				(264)			72		(314)		666		(33)		1,044		1,021		(236)		(192)
Cash flows from investing activities:
Additional loans to affiliates																			(12)		(275)
Purchase of shares of consolidated subsidiaries																	(55)
Net cash provided by (used in) investing activities													(1,056)		(6,568)		(9,689)		(5,768)		(2,141)
Cash flows from financing activities:
Proceeds from loans from affiliates													0		109		731				694
Repayments of loans from affiliates													(3,000)		(56)		(56)		(1,752)		(1,454)
Capital contribution from parent													8		0		318
Net cash provided by (used in) financing activities													1,061		6,299		7,806		5,111		2,898
Change in cash and cash equivalents													(37)		792		(840)		(903)		555
Cash and cash equivalents, beginning of year				4,814	[1]		5,654	[1]	4,814	[1]	5,654	[1]	4,814	[1]	5,654	[1]	5,654	[1]	6,557		6,002
Cash and cash equivalents, end of period	$ 4,777	[2]				$ 6,446							4,777	[2]	6,446		4,814	[1]	5,654	[1]	6,557
Impact of Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to Holdings			$ (6)	(46)			(13)		(52)		(23)				(159)		16		(79)	[3],[4],[5]	9
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net cash provided by (used in) operating activities				0			0		0		0				0		0		0
Impact of Adjustments | Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to Holdings																	834		1,254		325
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (earnings) loss of subsidiaries																	(863)		(1,293)		(353)
Change in income tax receivable																	(14)		(6)		(258)
Dividend from Subsidiary																	20
Other, net																	24		27		23
Net cash provided by (used in) operating activities																	1		(18)		(263)
Cash flows from investing activities:
Repayments of loans to affiliates																					242
Additional loans to affiliates																	(900)
Purchase of shares of consolidated subsidiaries																	(55)
Net cash provided by (used in) investing activities																	(955)				242
Cash flows from financing activities:
Change in short-term financings																					1
Proceeds from loans from affiliates																	731				394
Repayments of loans from affiliates																	(56)				(933)
Capital contribution from parent																	318
Net cash provided by (used in) financing activities																	993				(538)
Change in cash and cash equivalents																	39		(18)		(559)
Cash and cash equivalents, beginning of year				$ 44			$ 5		$ 44		$ 5		$ 44		$ 5		5		23		582
Cash and cash equivalents, end of period																	$ 44		$ 5		$ 23

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.
[3]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[4]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[5]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.